Net (Loss) Income Per Share - Schedule of Company's Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator—basic and diluted
Net loss	$ (19,021,602)	$ (44,684,938)	$ (4,562,875)	$ (14,873,009)	$ (63,706,540)	$ (19,435,884)	$ (25,058,398)	$ (42,124,668)	$ (6,540,797)
Series A Preferred Stock—adjustment to eliminate 50% multiplier	0		0		156,362,598	0
Series A Preferred Stock—adjustment to maximum redemptions value	(5,805,582)		0		(10,080,022)	0
Net income (loss) attributable to Common Stockholders – basic	(24,827,184)		(277,127,226)		34,276,036	(296,340,002)	$ (307,605,853)	$ (330,476,814)
Net loss attributable to common shareholders – diluted	(24,827,184)		(277,127,226)		34,276,036	(296,340,002)
Series A Preferred Stock—adjustment for deemed dividend upon Closing	0		0		(48,300,000)	0
Legacy Bridger Series A Preferred Shares adjustment for redemption, extinguishment and revaluation	0		(81,323,569)		0	(85,663,336)
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value	$ 0		$ (191,240,782)		$ 0	$ (191,240,782)
Denominator—basic
Weighted average Common Stock outstanding—Legacy Bridger shareholders (in shares)	38,848,420		38,770,646		38,848,420	38,770,646
Weighted average Common Stock outstanding—Public shareholders (in shares)	2,084,357		0		1,819,494	0
Weighted average Common Stock outstanding—Sponsor and independent directors of JCIC (in shares)	1,748,189		0		1,526,043	0
Weighted average vested restricted stock units outstanding (in shares)	2,400,354		0		2,095,337	0
Weighted average Common Stock outstanding—basic (in shares)	45,388,892		38,770,646		44,443,930	38,770,646
Weighted average Class A Common Stock outstanding - bonus paid to executives (in shares)	307,572		0		154,636	0
Denominator—diluted
Weighted average Common Stock outstanding – basic (in shares)	45,388,892		38,770,646		44,443,930	38,770,646
Weighted average effect of dilutive securities:
Series A Preferred Stock (in shares)	0		0		31,158,962	0
Sponsor Earnout Shares (in shares)	0		0		746,353	0
Weighted average Common Stock outstanding – diluted (in shares)	45,388,892		38,770,646		77,199,129	38,770,646
Basic and diluted net income (loss) per share
Net (loss) income per common stock – basic (in dollars per share)	$ (0.55)		$ (7.15)		$ 0.77	$ (7.64)	$ (7.64)	$ (8.2)
Net (loss) income per common stock – diluted (in dollars per share)	$ (0.55)		$ (7.15)		$ 0.44	$ (7.64)	$ (7.64)	$ (8.2)
Restricted Stock Units
Weighted average effect of dilutive securities:
Unvested Legacy Bridger Incentive Units (in shares)	0		0		612,940	0
Legacy Bridger Incentive Units
Weighted average effect of dilutive securities:
Unvested Legacy Bridger Incentive Units (in shares)	0		0		236,944	0
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Numerator—basic and diluted
Net loss						$ (19,435,884)	$ (25,058,398)	$ (42,124,668)	(6,540,797)
Legacy Bridger Series A Preferred Shares—adjustment for redemption, extinguishment and accrued interest								(85,663,336)	(15,913,184)
Series A Preferred Stock—adjustment to maximum redemptions value								(202,688,810)	0
Net income (loss) attributable to Common Stockholders – basic						$ (296,340,002)	$ (307,605,853)	(330,476,814)	(22,453,981)
Net loss attributable to common shareholders – diluted								(330,476,814)	(22,453,981)
Legacy Bridger Series C Preferred Shares adjustment to maximum redemption value								$ (85,663,336)	$ (15,913,184)
Denominator—basic
Weighted average Common Stock outstanding—basic (in shares)								40,287,478	40,122,651
Denominator—diluted
Weighted average Common Stock outstanding – basic (in shares)								40,287,478	40,122,651
Weighted average effect of dilutive securities:
Weighted average Common Stock outstanding – diluted (in shares)								40,287,478	40,122,651
Basic and diluted net income (loss) per share
Net (loss) income per common stock – basic (in dollars per share)						$ (7.36)	$ (7.64)	$ (8.2)	$ (0.56)
Net (loss) income per common stock – diluted (in dollars per share)						$ (7.36)	$ (7.64)	$ (8.2)	$ (0.56)